ADVANCES TO SUPPLIERS, NET (Details Narrative) $ in Millions	12 Months Ended
Sep. 30, 2021 USD ($)
Advances To Suppliers Net
Due from Related Parties, Current	$ 4.0
Prepaid inventory, percentage	98.40%